Trade receivables, other assets, prepaid expenses and Tax receivables - Summary of other assets and prepaid expenses (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Current receivables from financing activities	€ 4,487	€ 2,153
Non-current receivables from financing activities	4,507	2,553
Receivables from financing activities	8,994	4,706
Current other receivables	4,311	3,506
Non-current other receivables	1,628	1,730
Other receivables	5,939	5,236
Current defined benefit plan assets	24	0
Non-current defined benefit plan assets	886	1,844
Defined benefit plan assets (Note 20)	910	1,844
Current derivative operating assets	157	587
Non-current derivative operating assets	51	286
Derivative operating assets	208	873
Current prepaid expenses and other	1,309	1,303
Non-current prepaid expenses and other	622	310
Prepaid expenses and other	1,931	1,613
Other current assets and current prepaid expenses	10,288	7,549
Other non-current assets and non-current prepaid expenses	7,694	6,723
Total other assets and prepaid expenses	€ 17,982	€ 14,272